INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 7,854,676		$ 13,020,543
Acquisition costs of operating limited partnerships	1,030,206		1,726,379
Syndication costs from operating limited partnerships	0		(31,623)
Cumulative distributions from operating limited partnerships	(35,967)		(40,425)
Cumulative impairment loss in investment in operating limited partnerships	(1,279,314)		(1,881,446)
Cumulative losses from operating limited partnerships	(7,569,601)		(12,793,428)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	(105,114)		(138,624)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(155,881)		(208,552)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	236,196		357,921
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(12,606,064)		(19,817,505)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	51,842		105,239
Other	(380,789)		(241,035)
Equity per operating limited partnerships' combined financial statements	(11,680,496)	$ (11,680,496)	(18,061,110)	$ (18,061,110)
Series 15 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		1,467,118
Acquisition costs of operating limited partnerships	0		191,597
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(252)
Cumulative impairment loss in investment in operating limited partnerships	0		(34,041)
Cumulative losses from operating limited partnerships	0		(1,624,422)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	0		(14,246)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		(52,671)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		18,909
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	0		(3,285,519)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		53,151
Other	0		(101,375)
Equity per operating limited partnerships' combined financial statements	0	0	(3,347,710)	(3,347,710)
Series 16 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,591,038		2,786,192
Acquisition costs of operating limited partnerships	265,787		293,893
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(8,599)		(8,599)
Cumulative impairment loss in investment in operating limited partnerships	(333,505)		(333,505)
Cumulative losses from operating limited partnerships	(2,514,721)		(2,737,981)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	(43,920)		(43,920)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(23,359)		(23,359)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(4,883,010)		(4,909,316)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	33,845		34,091
Other	43,599		179,860
Equity per operating limited partnerships' combined financial statements	(4,539,340)	(4,539,340)	(4,429,139)	(4,429,139)
Series 17 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,721,225		2,120,191
Acquisition costs of operating limited partnerships	250,280		307,666
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(2,463)
Cumulative impairment loss in investment in operating limited partnerships	(322,505)		(322,505)
Cumulative losses from operating limited partnerships	(1,649,000)		(2,102,889)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	(55,606)		(55,606)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)		(132,522)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	64,862		99,965
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(1,778,668)		(2,872,436)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706		6,706
Other	(152,099)		(50,946)
Equity per operating limited partnerships' combined financial statements	(1,724,822)	(1,724,822)	(2,682,334)	(2,682,334)
Series 18 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,542,413		5,178,705
Acquisition costs of operating limited partnerships	514,139		749,496
Syndication costs from operating limited partnerships	0		(31,623)
Cumulative distributions from operating limited partnerships	(27,368)		(27,368)
Cumulative impairment loss in investment in operating limited partnerships	(623,304)		(963,351)
Cumulative losses from operating limited partnerships	(3,405,880)		(4,905,859)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	171,334		232,601
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,944,386)		(6,077,395)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	11,291		11,291
Other	(272,289)		(248,150)
Equity per operating limited partnerships' combined financial statements	(5,416,334)	(5,416,334)	(5,123,890)	(5,123,890)
Series 19 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		1,468,337
Acquisition costs of operating limited partnerships	0		183,727
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(1,743)
Cumulative impairment loss in investment in operating limited partnerships	0		(228,044)
Cumulative losses from operating limited partnerships	0		(1,422,277)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A)	0		(19,264)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		6,446
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	0		(2,672,839)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Other	0		(20,424)
Equity per operating limited partnerships' combined financial statements	$ 0	$ 0	$ (2,478,037)	$ (2,478,037)